Stock-Based Compensation (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Expected term		6 years 3 months 18 days
Number of shares outstanding		11,426,659	7,210,610
Maximum
Stock-Based Compensation
Expected term			6 years 3 months 18 days
Plan 2016
Stock-Based Compensation
Expected term	10 years	10 years
Number of shares outstanding	10,432,749	10,432,749
Plan 2024
Stock-Based Compensation
Expected term	10 years	10 years
ESPP 2024
Stock-Based Compensation
Expiration period	20 years	20 years